Remuneration and other benefits paid to the Bank's directors and senior managers - Emoluments (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) component	Dec. 31, 2017 EUR (€) component
Remuneration of key personnel
By-law stipulated emoluments	€ 4,600,000	€ 4,700,000
Minimum | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments, per director	700,000
Bank's directors and senior managers
Remuneration of key personnel
Remuneration of directors approved by the board of directors	€ 6,000,000	€ 6,000,000
Number of remuneration components | component	2	2
Members of the board of directors
Remuneration of key personnel
Annual emoluments	€ 1,763,000	€ 1,675,000
Annual emoluments, per director	90,000	87,500
Members of the board of directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	383,000
Members of the executive committee
Remuneration of key personnel
Annual emoluments	1,275,000	1,345,000
Annual emoluments, per director	170,000	170,000
Members of the executive committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	170,000
Members of the audit committee
Remuneration of key personnel
Annual emoluments	160,000	160,000
Annual emoluments, per director	40,000	40,000
Members of the audit committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee
Remuneration of key personnel
Annual emoluments	113,000	125,000
Annual emoluments, per director	25,000	25,000
Members of the appointments committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	25,000
Members of the remuneration committee
Remuneration of key personnel
Annual emoluments	125,000	123,000
Annual emoluments, per director	25,000	25,000
Members of the remuneration committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	25,000
Members of the risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments	247,000	280,000
Annual emoluments, per director	40,000	40,000
Members of the risk supervision, regulation and compliance oversight committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	40,000
Members of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments	61,000
Annual emoluments, per director	15,000
Chairman of the audit committee
Remuneration of key personnel
Annual emoluments, per director	70,000	50,000
Chairman of the appointments committee
Remuneration of key personnel
Annual emoluments, per director	50,000	50,000
Chairman of the remuneration committee
Remuneration of key personnel
Annual emoluments, per director	50,000	50,000
Chairman of the risk, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments, per director	70,000	50,000
Chairman of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments, per director	50,000
Coordinating director
Remuneration of key personnel
Annual emoluments, per director	110,000	110,000
Non-executive deputy chairman
Remuneration of key personnel
Annual emoluments, per director	€ 30,000	€ 30,000